Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure - Other liabilities [Line Items]
Deferred revenue	₩ 10,356,555	₩ 9,868,189	₩ 9,201,538
Current
Disclosure - Other liabilities [Line Items]
Advances received, representing contract liabilities for performance obligations satisfied at point in time	4,157,916	3,693,043
Unearned revenue	40,187	35,068
Deferred revenue	659,397	625,596
Withholdings	345,892	257,059
Others	1,262,941	1,360,684
Total	6,466,333	5,971,450
Non-current
Disclosure - Other liabilities [Line Items]
Advances received, representing contract liabilities for performance obligations satisfied at point in time	398,056	331,596
Unearned revenue	6,517	6,122
Deferred revenue	9,697,158	9,242,593
Withholdings	5,171	9,909
Others	109,462	71,721
Total	₩ 10,216,364	₩ 9,661,941